Cash and Cash Equivalents - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015	[2]	Dec. 31, 2014	[2]
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents (statement of financial position)	$ 1,472,763	$ 2,689,456	[1]	$ 1,668,868	[1]
Cash and cash equivalents attributable to assets held for distribution to owners				203,140
Cash and cash equivalents (statement of cash flows)	$ 1,472,763	$ 2,689,456	[2]	$ 1,872,008		$ 1,872,008		$ 2,400,551

[1]	As Restated
[2]	(*) See Note 3